Other reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Summary of Other Reserves
Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve £m	Hedging reserve £m	Translation reserve £m	Total other reserves £m
Balance at 1 January 2020	3.2	(478.1)	—	300.2	(174.7)
Foreign exchange differences on translation of foreign operations[1]	—	—	—	79.3	79.3
Gain on net investment hedges	—	—	—	9.7	9.7
Cash flow hedges:[1]
Fair value loss arising on hedging instruments	—	—	(5.9)	—	(5.9)
Less: gain reclassified to profit or loss	—	—	5.9	—	5.9
Share of other comprehensive loss of associate undertakings	—	—	—	(61.5)	(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	—	—	—	(20.6)	(20.6)
Share cancellations	3.2	—	—	—	3.2
Recognition and remeasurement of financial instruments	—	103.5	—	—	103.5
Share purchases – close period commitments	—	252.3	—	—	252.3
Balance at 31 December 2020	6.4	(122.3)	—	307.1	191.2
Foreign exchange differences on translation of foreign operations[1]	—	—	—	(132.7)	(132.7)
Gain on net investment hedges	—	—	—	45.5	45.5
Cash flow hedges:[1]
Fair value loss arising on hedging instruments	—	—	(38.0)	—	(38.0)
Less: gain reclassified to profit or loss	—	—	38.0	—	38.0
Share of other comprehensive income of associate undertakings	—	—	—	7.3	7.3
Share cancellations	7.2	—	—	—	7.2
Recognition/derecognition of liabilities in respect of put options	—	(242.7)	—	—	(242.7)
Share purchases – close period commitments	—	(211.7)	—	—	(211.7)
Balance at 31 December 2021	13.6	(576.7)	—	227.2	(335.9)
Foreign exchange differences on translation of foreign operations	—	—	—	409.0	409.0
Loss on net investment hedges	—	—	—	(141.5)	(141.5)
Cash flow hedges:
Fair value gain arising on hedging instruments	—	—	38.5	—	38.5
Less: loss reclassified to profit or loss	—	—	(38.5)	—	(38.5)
Share of other comprehensive income of associate undertakings	—	—	—	31.9	31.9
Share cancellations	8.3	—	—	—	8.3
Recognition/derecognition of liabilities in respect of put options	—	101.7	—	—	101.7
Share purchases – close period commitments	—	211.7	—	—	211.7
Balance at 31 December 2022	21.9	(263.3)	—	526.6	285.2

Summary of Translation Reserve Comprises
The translation reserve comprises:

	2022 £m	2021 £m	2020 £m
Balance relating to continuing net investment hedges	(143.8)	(2.3)	9.7
Balance relating to discontinued net investment hedges	(85.0)	(85.0)	(142.5)
Balance related to foreign exchange differences on translation of foreign operations[1]	755.4	314.5	439.9
	526.6	227.2	307.1